UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3420

Oppenheimer Integrity Funds

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: December 31

Date of reporting period: 9/30/2015

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS September 30, 2015 Unaudited

	Principal Amount	Value

Asset-Backed Securities—16.6%

Auto Loan—14.6%

American Credit Acceptance Receivables Trust:
Series 2013-2, Cl. B, 2.84%, 5/15/19[1]	$1,722,427	$1,727,846
Series 2014-1, Cl. B, 2.39%, 11/12/19[1]	3,505,000	3,513,142
Series 2014-2, Cl. B, 2.26%, 3/10/20[1]	990,000	993,672
Series 2014-3, Cl. B, 2.43%, 6/10/20[1]	4,010,000	4,020,639
Series 2014-4, Cl. B, 2.60%, 10/12/20[1]	1,200,000	1,204,541
Series 2015-1, Cl. B, 2.85%, 2/12/21[1]	3,420,000	3,440,759
Series 2015-3, Cl. B, 3.56%, 10/12/21[1,2]	3,100,000	3,099,688

AmeriCredit Automobile Receivables Trust:
Series 2012-2, Cl. E, 4.85%, 8/8/19[1]	3,135,000	3,214,279
Series 2012-4, Cl. D, 2.68%, 10/9/18	1,815,000	1,838,733
Series 2012-5, Cl. D, 2.35%, 12/10/18	2,880,000	2,901,178
Series 2013-2, Cl. E, 3.41%, 10/8/20[1]	2,385,000	2,422,365
Series 2013-3, Cl. E, 3.74%, 12/8/20[1]	1,335,000	1,365,935
Series 2013-4, Cl. D, 3.31%, 10/8/19	200,000	205,204
Series 2013-5, Cl. D, 2.86%, 12/9/19	4,258,000	4,307,301
Series 2014-1, Cl. D, 2.54%, 6/8/20	1,735,000	1,749,206
Series 2014-1, Cl. E, 3.58%, 8/9/21	855,000	867,459
Series 2014-2, Cl. D, 2.57%, 7/8/20	2,740,000	2,739,320
Series 2014-2, Cl. E, 3.37%, 11/8/21	3,295,000	3,314,798
Series 2014-3, Cl. D, 3.13%, 10/8/20	3,820,000	3,872,915
Series 2014-4, Cl. D, 3.07%, 11/9/20	3,105,000	3,143,382
Series 2015-2, Cl. D, 3.00%, 6/8/21	610,000	614,312
Series 2015-3, Cl. D, 3.34%, 8/8/21	1,725,000	1,748,907

California Republic Auto Receivables Trust:
Series 2013-2, Cl. C, 3.32%, 8/17/20	1,555,000	1,602,716
Series 2014-2, Cl. C, 3.29%, 3/15/21	600,000	601,418
Series 2014-4, Cl. C, 3.56%, 9/15/21	860,000	864,879

Capital Auto Receivables Asset Trust:
Series 2013-1, Cl. D, 2.19%, 9/20/21	1,265,000	1,270,890
Series 2013-4, Cl. D, 3.22%, 5/20/19	705,000	717,142
Series 2014-1, Cl. D, 3.39%, 7/22/19	785,000	802,840
Series 2014-3, Cl. D, 3.14%, 2/20/20	1,270,000	1,286,599
Series 2015-1, Cl. D, 3.16%, 8/20/20	1,460,000	1,475,340
Series 2015-2, Cl. C, 2.67%, 8/20/20	1,425,000	1,433,214

CarFinance Capital Auto Trust:
Series 2013-2A, Cl. B, 3.15%, 8/15/19[1]	3,560,000	3,605,926
Series 2014-1A, Cl. A, 1.46%, 12/17/18[1]	364,129	363,827
Series 2015-1A, Cl. A, 1.75%, 6/15/21[1]	1,604,632	1,600,597

CarMax Auto Owner Trust:
Series 2015-2, Cl. D, 3.04%, 11/15/21	930,000	936,528
Series 2015-3, Cl. D, 3.27%, 3/15/22	1,715,000	1,738,267

CPS Auto Receivables Trust:
Series 2012-B, Cl. A, 2.52%, 9/16/19[1]	847,873	851,071
Series 2014-A, Cl. A, 1.21%, 8/15/18[1]	1,422,357	1,419,628
Series 2014-C, Cl. A, 1.31%, 2/15/19[1]	1,510,023	1,501,207

CPS Auto Trust, Series 2012-C, Cl. A, 1.82%, 12/16/19[1]	305,256	304,861

Credit Acceptance Auto Loan Trust:
Series 2013-1A, Cl. B, 1.83%, 4/15/21[1]	1,620,000	1,620,957
Series 2013-2A, Cl. B, 2.26%, 10/15/21[1]	4,960,000	4,965,431
Series 2014-1A, Cl. B, 2.29%, 4/15/22[1]	1,610,000	1,623,758

1      Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Auto Loan (Continued)

Credit Acceptance Auto Loan Trust: (Continued)
Series 2014-2A, Cl. B, 2.67%, 9/15/22[1]	$1,275,000	$1,286,177
Series 2015-1A, Cl. C, 3.30%, 7/17/23[1]	2,010,000	2,036,461
Series 2015-2A, Cl. B, 3.04%, 8/15/23[1]	3,155,000	3,180,278

Drive Auto Receivables Trust:
Series 2015-AA, Cl. C, 3.06%, 5/17/21[1]	2,215,000	2,228,603
Series 2015-BA, Cl. C, 2.76%, 7/15/21[1]	2,730,000	2,738,862
Series 2015-DA, Cl. C, 3.38%, 11/15/21[1]	2,380,000	2,382,962

DT Auto Owner Trust:
Series 2013-1A, Cl. D, 3.74%, 5/15/20[1]	1,185,000	1,191,816
Series 2013-2A, Cl. D, 4.18%, 6/15/20[1]	3,290,000	3,355,833
Series 2014-1A, Cl. D, 3.98%, 1/15/21[1]	2,425,000	2,457,841
Series 2014-2A, Cl. D, 3.68%, 4/15/21[1]	3,645,000	3,657,787
Series 2014-3A, Cl. D, 4.47%, 11/15/21[1]	1,715,000	1,752,315
Series 2015-1A, Cl. C, 2.87%, 11/16/20[1]	1,560,000	1,574,083

Exeter Automobile Receivables Trust:
Series 2012-2A, Cl. C, 3.06%, 7/16/18[1]	785,000	787,698
Series 2014-1A, Cl. B, 2.42%, 1/15/19[1]	1,590,000	1,599,011
Series 2014-1A, Cl. C, 3.57%, 7/15/19[1]	1,590,000	1,609,454
Series 2014-2A, Cl. A, 1.06%, 8/15/18[1]	273,874	273,458
Series 2014-2A, Cl. C, 3.26%, 12/16/19[1]	830,000	831,603

First Investors Auto Owner Trust:
Series 2012-1A, Cl. C, 3.54%, 11/15/17[1]	395,174	396,916
Series 2012-1A, Cl. D, 5.65%, 4/15/18[1]	1,055,000	1,066,379
Series 2013-3A, Cl. B, 2.32%, 10/15/19[1]	2,610,000	2,630,186
Series 2013-3A, Cl. C, 2.91%, 1/15/20[1]	1,110,000	1,119,466
Series 2013-3A, Cl. D, 3.67%, 5/15/20[1]	2,800,000	2,821,584
Series 2014-1A, Cl. D, 3.28%, 4/15/21[1]	2,010,000	2,001,691
Series 2014-3A, Cl. D, 3.85%, 2/15/22[1]	1,190,000	1,203,928

Flagship Credit Auto Trust:
Series 2014-1, Cl. A, 1.21%, 4/15/19[1]	678,287	677,652
Series 2014-2, Cl. A, 1.43%, 12/16/19[1]	1,622,503	1,618,025

GM Financial Automobile Leasing Trust, Series 2015-1, Cl. D, 3.01%, 3/20/20	2,155,000	2,166,483

GO Financial Auto Securitization Trust, Series 2015-1, Cl. A, 1.81%, 3/15/18[1]	1,361,648	1,361,264

Navistar Financial Dealer Note Master Trust, Series 2014-1, Cl. D, 2.494%, 10/25/19[1,3]	995,000	987,829

Santander Drive Auto Receivables Trust:
Series 2012-4, Cl. D, 3.50%, 6/15/18	3,290,000	3,349,447
Series 2012-5, Cl. D, 3.30%, 9/17/18	5,425,000	5,537,496
Series 2013-2, Cl. D, 2.57%, 3/15/19	2,135,000	2,168,354
Series 2013-3, Cl. D, 2.42%, 4/15/19	735,000	738,231
Series 2013-4, Cl. D, 3.92%, 1/15/20	3,315,000	3,422,681
Series 2013-4, Cl. E, 4.67%, 1/15/20[1]	2,915,000	3,028,543
Series 2013-5, Cl. D, 2.73%, 10/15/19	3,930,000	3,978,129
Series 2013-A, Cl. E, 4.71%, 1/15/21[1]	2,140,000	2,223,764
Series 2014-1, Cl. C, 2.36%, 4/15/20	3,995,000	4,022,406
Series 2014-1, Cl. D, 2.91%, 4/15/20	2,565,000	2,598,341
Series 2014-2, Cl. D, 2.76%, 2/18/20	1,955,000	1,963,365
Series 2014-4, Cl. D, 3.10%, 11/16/20	2,700,000	2,728,265
Series 2015-1, Cl. D, 3.24%, 4/15/21	2,265,000	2,291,286

2      Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Auto Loan (Continued)

Santander Drive Auto Receivables Trust: (Continued)
Series 2015-2, Cl. C, 2.44%, 4/15/21	$2,575,000	$2,580,580
Series 2015-2, Cl. D, 3.02%, 4/15/21	2,495,000	2,481,815
Series 2015-3, Cl. D, 3.49%, 5/17/21	3,145,000	3,199,464
Series 2015-4, Cl. D, 3.53%, 8/16/21	2,565,000	2,588,400

SNAAC Auto Receivables Trust:
Series 2013-1A, Cl. C, 3.07%, 8/15/18[1]	1,000,000	1,007,979
Series 2014-1A, Cl. A, 1.03%, 9/17/18[1]	293,548	293,513
Series 2014-1A, Cl. D, 2.88%, 1/15/20[1]	970,000	974,333

TCF Auto Receivables Owner Trust:
Series 2014-1A, Cl. C, 3.12%, 4/15/21[1]	765,000	767,817
Series 2015-1A, Cl. D, 3.53%, 3/15/22[1]	1,510,000	1,522,960

United Auto Credit Securitization Trust, Series 2015-1, Cl. D, 2.92%, 6/17/19[1]	2,005,000	2,017,974

Westlake Automobile Receivables Trust:
Series 2014-1A, Cl. D, 2.20%, 2/15/21[1]	1,140,000	1,134,614
Series 2014-2A, Cl. D, 2.86%, 7/15/21[1]	1,335,000	1,338,687
Series 2015-2A, Cl. C, 2.45%, 1/15/21[1]	1,990,000	1,999,453

		193,846,219

Credit Card—0.3%

Citibank Credit Card Issuance Trust, Series 2013-A6, Cl. A6, 1.32%, 9/7/18	3,870,000	3,889,609

Equipment—1.0%

CLI Funding V LLC:
Series 2014-1A, Cl. A, 3.29%, 6/18/29[1]	3,218,379	3,243,455
Series 2014-2A, Cl. A, 3.38%, 10/18/29[1]	4,809,625	4,858,989

Cronos Containers Program I Ltd., Series 2014-2A, Cl. A, 3.27%, 11/18/29[1]	3,366,481	3,428,453

FRS I LLC, Series 2013-1A, Cl. A1, 1.80%, 4/15/43[1]	474,543	472,086

Trip Rail Master Funding LLC, Series 2014-1A, Cl. A1, 2.863%, 4/15/44[1]	930,555	942,096

		12,945,079

Home Equity Loan—0.5%

American Credit Acceptance Receivables Trust, Series 2015-2, Cl. B, 2.97%, 5/12/21[1]	3,415,000	3,442,595

TAL Advantage V LLC:
Series 2014-1A, Cl. A, 3.51%, 2/22/39[1]	2,983,708	2,998,977
Series 2014-2A, Cl. A1, 1.70%, 5/20/39[1]	643,185	640,395

		7,081,967

Loans: Other—0.2%

Element Rail Leasing I LLC, Series 2014-1A, Cl. A1, 2.299%, 4/19/44[1]	2,281,955	2,272,278

Total Asset-Backed Securities (Cost $218,809,656)		220,035,152

Mortgage-Backed Obligations—45.9%

Government Agency—34.1%

FHLMC/FNMA/FHLB/Sponsored—23.6%

Federal Home Loan Mortgage Corp. Gold Pool:
5.50%, 9/1/39	2,755,032	3,055,284
6.00%, 5/1/18-11/1/37	462,455	520,602
6.50%, 4/1/18-4/1/34	544,020	611,064

3      Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

FHLMC/FNMA/FHLB/Sponsored (Continued)

Federal Home Loan Mortgage Corp. Gold Pool: (Continued)
7.00%, 7/1/21-10/1/37	$3,703,468	$4,427,779
8.00%, 4/1/16	650	654
9.00%, 8/1/22-5/1/25	14,873	16,488

Federal Home Loan Mortgage Corp. Non Gold Pool, 9%, 3/1/17	118	118

Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 183, Cl. IO, 11.155%, 4/1/27[4]	379,506	84,516
Series 192, Cl. IO, 4.226%, 2/1/28[4]	47,972	10,104
Series 206, Cl. IO, 0.00%, 12/1/29[4,5]	87,471	22,877
Series 243, Cl. 6, 0.00%, 12/15/32[4,5]	317,149	55,494

Federal Home Loan Mortgage Corp., Mtg.-Linked Amortizing Global Debt Securities, Series 2012-1, Cl. A10, 2.06%, 1/15/22	6,257,685	6,390,047

Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-Backed Security, Series 176, Cl. PO, 4.312%, 6/1/26[6]	56,964	54,623

Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 151, Cl. F, 9.00%, 5/15/21	4,630	5,128
Series 1590, Cl. IA, 1.257%, 10/15/23[3]	898,399	922,627
Series 2034, Cl. Z, 6.50%, 2/15/28	7,270	8,331
Series 2043, Cl. ZP, 6.50%, 4/15/28	990,988	1,109,142
Series 2046, Cl. G, 6.50%, 4/15/28	535,467	613,176
Series 2053, Cl. Z, 6.50%, 4/15/28	6,407	7,337
Series 2063, Cl. PG, 6.50%, 6/15/28	465,516	533,860
Series 2145, Cl. MZ, 6.50%, 4/15/29	162,885	186,890
Series 2148, Cl. ZA, 6.00%, 4/15/29	244,482	279,110
Series 2195, Cl. LH, 6.50%, 10/15/29	407,232	466,970
Series 2326, Cl. ZP, 6.50%, 6/15/31	123,138	138,436
Series 2341, Cl. FP, 1.107%, 7/15/31[3]	215,462	221,692
Series 2399, Cl. PG, 6.00%, 1/15/17	36,899	37,768
Series 2423, Cl. MC, 7.00%, 3/15/32	765,081	886,290
Series 2453, Cl. BD, 6.00%, 5/15/17	47,934	49,526
Series 2461, Cl. PZ, 6.50%, 6/15/32	924,455	1,065,032
Series 2463, Cl. F, 1.207%, 6/15/32[3]	882,526	910,782
Series 2564, Cl. MP, 5.00%, 2/15/18	1,207,210	1,253,401
Series 2585, Cl. HJ, 4.50%, 3/15/18	679,664	704,035
Series 2635, Cl. AG, 3.50%, 5/15/32	701,132	736,660
Series 2676, Cl. KY, 5.00%, 9/15/23	1,170,569	1,258,267
Series 2707, Cl. QE, 4.50%, 11/15/18	260,254	271,351
Series 2770, Cl. TW, 4.50%, 3/15/19	85,256	88,466
Series 3010, Cl. WB, 4.50%, 7/15/20	397,770	417,713
Series 3025, Cl. SJ, 23.993%, 8/15/35[3]	170,069	275,793
Series 3030, Cl. FL, 0.607%, 9/15/35[3]	442,181	443,138
Series 3645, Cl. EH, 3.00%, 12/15/20	36,322	37,330
Series 3741, Cl. PA, 2.15%, 2/15/35	2,316,108	2,351,774
Series 3815, Cl. BD, 3.00%, 10/15/20	42,689	43,667
Series 3822, Cl. JA, 5.00%, 6/15/40	773,794	827,214
Series 3840, Cl. CA, 2.00%, 9/15/18	32,594	32,996
Series 3848, Cl. WL, 4.00%, 4/15/40	1,404,938	1,485,906
Series 3857, Cl. GL, 3.00%, 5/15/40	44,012	45,878
Series 4221, Cl. HJ, 1.50%, 7/15/23	1,428,101	1,433,141

Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security:
Series 2129, Cl. S, 11.356%, 2/15/29[4]	529,439	125,697

4      Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

FHLMC/FNMA/FHLB/Sponsored (Continued)

Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security: (Continued)
Series 2130, Cl. SC, 49.782%, 3/15/29[4]	$160,492	$33,701
Series 2134, Cl. SB, 53.997%, 3/15/29[4]	147,071	34,085
Series 2422, Cl. SJ, 44.661%, 1/15/32[4]	500,230	130,704
Series 2493, Cl. S, 51.273%, 9/15/29[4]	39,346	10,907
Series 2682, Cl. TQ, 0.00% , 10/15/33[4,7]	998,648	250,625
Series 2796, Cl. SD, 50.125%, 7/15/26[4]	248,889	52,839
Series 2920, Cl. S, 52.27%, 1/15/35[4]	993,910	197,793
Series 2922, Cl. SE, 5.238%, 2/15/35[4]	788,806	154,035
Series 2981, Cl. AS, 0.00%, 5/15/35[4,5]	2,318,085	425,478
Series 2981, Cl. BS, 0.00% , 5/15/35[4,7]	1,939,269	436,024
Series 3005, Cl. WI, 0.00%, 7/15/35[4,5]	366,975	98,466
Series 3201, Cl. SG, 1.704%, 8/15/36[4]	2,320,841	471,276
Series 3397, Cl. GS, 16.02%, 12/15/37[4]	399,380	80,988
Series 3424, Cl. EI, 13.442%, 4/15/38[4]	214,103	30,031
Series 3450, Cl. BI, 8.483%, 5/15/38[4]	4,305,399	737,407
Series 3606, Cl. SN, 0.541%, 12/15/39[4]	1,251,246	234,378

Federal National Mortgage Assn.:
3.00%, 10/1/30[2]	48,500,000	50,515,914
3.50%, 10/1/45[2]	29,760,000	31,057,361
4.00%, 10/1/45[2]	98,075,000	104,641,428
4.50%, 10/1/45[2]	2,585,000	2,679,433
5.00%, 10/1/45[2]	28,350,000	31,245,903

Federal National Mortgage Assn. Pool:
3.50%, 12/1/20-2/1/22	1,957,362	2,069,012
5.00%, 3/1/21	119,643	124,994
5.50%, 12/1/18-5/1/36	1,801,460	2,030,475
6.00%, 5/1/20	74,170	76,719
6.50%, 6/1/17-11/1/31	3,254,939	3,677,954
7.00%, 11/1/17-4/1/34	1,747,755	2,049,567
7.50%, 1/1/33-8/1/33	2,492,622	3,009,702
8.50%, 7/1/32	11,312	12,283

Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 222, Cl. 2, 17.11%, 6/25/23[4]	382,900	67,953
Series 247, Cl. 2, 38.663%, 10/25/23[4]	45,618	10,342
Series 252, Cl. 2, 36.168%, 11/25/23[4]	418,462	87,585
Series 254, Cl. 2, 30.261%, 1/25/24[4]	736,218	91,260
Series 301, Cl. 2, 0.00%, 4/25/29[4,5]	189,065	39,903
Series 303, Cl. IO, 8.484%, 11/25/29[4]	39,804	9,838
Series 319, Cl. 2, 0.00%, 2/25/32[4,5]	149,626	30,820
Series 320, Cl. 2, 7.662%, 4/25/32[4]	2,667,842	710,578
Series 321, Cl. 2, 1.326%, 4/25/32[4]	451,468	91,614
Series 324, Cl. 2, 0.00%, 7/25/32[4,5]	215,464	44,497
Series 331, Cl. 9, 6.483%, 2/25/33[4]	1,615,579	357,847
Series 334, Cl. 14, 9.639%, 2/25/33[4]	1,325,587	274,024
Series 334, Cl. 15, 0.00%, 2/25/33[4,5]	932,805	235,605
Series 334, Cl. 17, 17.722%, 2/25/33[4]	52,016	10,259
Series 339, Cl. 12, 0.00%, 6/25/33[4,5]	1,157,694	249,987
Series 339, Cl. 7, 0.00%, 11/25/33[4,5]	1,177,724	231,623
Series 343, Cl. 13, 3.108%, 9/25/33[4]	1,288,304	228,882
Series 343, Cl. 18, 9.034%, 5/25/34[4]	790,377	145,763

5      Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

FHLMC/FNMA/FHLB/Sponsored (Continued)

Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security: (Continued)
Series 345, Cl. 9, 0.00%, 1/25/34[4,5]	$557,560	$109,223
Series 351, Cl. 10, 0.00%, 4/25/34[4,5]	474,531	87,515
Series 351, Cl. 8, 0.00%, 4/25/34[4,5]	805,101	150,244
Series 356, Cl. 10, 0.00%, 6/25/35[4,5]	586,845	115,643
Series 356, Cl. 12, 0.00%, 2/25/35[4,5]	289,502	53,588
Series 362, Cl. 13, 0.00%, 8/25/35[4,5]	741,809	130,869
Series 364, Cl. 16, 0.00%, 9/25/35[4,5]	1,006,180	175,863
Series 365, Cl. 16, 0.00%, 3/25/36[4,5]	706,596	136,978

Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1993-104, Cl. ZB, 6.50%, 7/25/23	133,602	146,021
Series 1993-87, Cl. Z, 6.50%, 6/25/23	126,838	140,822
Series 1996-35, Cl. Z, 7.00%, 7/25/26	46,260	52,168
Series 1998-58, Cl. PC, 6.50%, 10/25/28	251,245	283,672
Series 1998-61, Cl. PL, 6.00%, 11/25/28	325,685	368,402
Series 1999-54, Cl. LH, 6.50%, 11/25/29	453,360	515,825
Series 1999-60, Cl. PG, 7.50%, 12/25/29	2,238,905	2,575,495
Series 2001-51, Cl. OD, 6.50%, 10/25/31	481,328	539,836
Series 2002-10, Cl. FB, 0.694%, 3/25/17[3]	12,692	12,725
Series 2002-16, Cl. PG, 6.00%, 4/25/17	61,761	62,935
Series 2002-2, Cl. UC, 6.00%, 2/25/17	44,752	45,941
Series 2002-56, Cl. FN, 1.194%, 7/25/32[3]	283,480	289,337
Series 2003-100, Cl. PA, 5.00%, 10/25/18	2,394,959	2,502,813
Series 2003-130, Cl. CS, 13.712%, 12/25/33[3]	1,355,362	1,637,533
Series 2003-21, Cl. FK, 0.594%, 3/25/33[3]	83,776	84,161
Series 2003-84, Cl. GE, 4.50%, 9/25/18	55,778	57,859
Series 2004-101, Cl. BG, 5.00%, 1/25/20	186,407	190,407
Series 2004-25, Cl. PC, 5.50%, 1/25/34	115,144	121,104
Series 2005-104, Cl. MC, 5.50%, 12/25/25	2,077,199	2,268,345
Series 2005-109, Cl. AH, 5.50%, 12/25/25	5,874,403	6,412,157
Series 2005-31, Cl. PB, 5.50%, 4/25/35	2,480,000	2,942,355
Series 2005-71, Cl. DB, 4.50%, 8/25/25	480,136	513,666
Series 2005-73, Cl. DF, 0.444%, 8/25/35[3]	971,057	975,654
Series 2006-50, Cl. SK, 23.489%, 6/25/36[3]	524,664	810,817
Series 2008-75, Cl. DB, 4.50%, 9/25/23	479,344	497,376
Series 2009-113, Cl. DB, 3.00%, 12/25/20	1,562,508	1,599,971
Series 2009-36, Cl. FA, 1.134%, 6/25/37[3]	672,732	690,311
Series 2009-37, Cl. HA, 4.00%, 4/25/19	775,008	797,892
Series 2009-70, Cl. TL, 4.00%, 8/25/19	636,482	654,241
Series 2010-43, Cl. KG, 3.00%, 1/25/21	303,734	312,160
Series 2011-15, Cl. DA, 4.00%, 3/25/41	340,487	358,158
Series 2011-3, Cl. EL, 3.00%, 5/25/20	2,584,654	2,646,955
Series 2011-3, Cl. KA, 5.00%, 4/25/40	1,717,438	1,884,226
Series 2011-38, Cl. AH, 2.75%, 5/25/20	35,588	36,319
Series 2011-82, Cl. AD, 4.00%, 8/25/26	592,327	612,938

Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security:
Series 2001-15, Cl. SA, 19.068%, 3/17/31[4]	174,141	23,326
Series 2001-61, Cl. SE, 26.691%, 11/18/31[4]	234,037	52,198
Series 2001-65, Cl. S, 28.64%, 11/25/31[4]	481,899	112,843
Series 2001-81, Cl. S, 23.303%, 1/25/32[4]	71,545	19,825
Series 2002-12, Cl. SB, 37.903%, 7/25/31[4]	114,288	30,706
Series 2002-2, Cl. SW, 40.278%, 2/25/32[4]	136,308	35,265

6      Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

FHLMC/FNMA/FHLB/Sponsored (Continued)

Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security: (Continued)
Series 2002-38, Cl. SO, 45.104%, 4/25/32[4]	$72,240	$15,024
Series 2002-41, Cl. S, 53.259%, 7/25/32[4]	756,206	197,764
Series 2002-47, Cl. NS, 29.213%, 4/25/32[4]	219,947	53,523
Series 2002-5, Cl. SD, 46.202%, 2/25/32[4]	139,530	34,631
Series 2002-51, Cl. S, 29.395%, 8/25/32[4]	201,954	49,143
Series 2002-52, Cl. SD, 35.464%, 9/25/32[4]	287,894	71,048
Series 2002-60, Cl. SM, 26.566%, 8/25/32[4]	702,541	144,636
Series 2002-60, Cl. SY, 2.585%, 4/25/32[4]	632,762	26,401
Series 2002-64, Cl. SD, 9.073%, 4/25/27[4]	284,912	74,625
Series 2002-7, Cl. SK, 27.489%, 1/25/32[4]	411,233	86,854
Series 2002-75, Cl. SA, 30.61%, 11/25/32[4]	386,866	106,112
Series 2002-77, Cl. BS, 26.523%, 12/18/32[4]	773,440	185,319
Series 2002-77, Cl. IS, 40.798%, 12/18/32[4]	123,076	29,811
Series 2002-77, Cl. SH, 33.285%, 12/18/32[4]	108,805	24,622
Series 2002-84, Cl. SA, 36.20%, 12/25/32[4]	105,842	25,449
Series 2002-89, Cl. S, 50.453%, 1/25/33[4]	1,067,930	317,630
Series 2002-9, Cl. MS, 24.929%, 3/25/32[4]	6,210	1,470
Series 2002-90, Cl. SN, 31.517%, 8/25/32[4]	639,219	131,599
Series 2002-90, Cl. SY, 37.066%, 9/25/32[4]	336,463	68,227
Series 2003-14, Cl. OI, 9.182%, 3/25/33[4]	1,783,693	390,131
Series 2003-26, Cl. IK, 6.84%, 4/25/33[4]	620,291	82,470
Series 2003-33, Cl. SP, 26.348%, 5/25/33[4]	637,885	153,325
Series 2003-4, Cl. S, 30.617%, 2/25/33[4]	195,181	49,073
Series 2003-52, Cl. NS, 35.609%, 6/25/23[4]	2,818,582	400,560
Series 2004-54, Cl. DS, 39.555%, 11/25/30[4]	61,886	12,432
Series 2004-56, Cl. SE, 11.545%, 10/25/33[4]	874,484	187,226
Series 2005-12, Cl. SC, 9.121%, 3/25/35[4]	378,538	78,543
Series 2005-40, Cl. SA, 48.857%, 5/25/35[4]	547,433	105,707
Series 2005-52, Cl. JH, 0.00%, 5/25/35[4,5]	1,139,999	219,883
Series 2005-6, Cl. SE, 59.227%, 2/25/35[4]	931,138	172,619
Series 2005-93, Cl. SI, 14.722%, 10/25/35[4]	748,499	134,641
Series 2006-53, Cl. US, 18.378%, 6/25/36[4]	57,382	10,487
Series 2008-55, Cl. SA, 14.21%, 7/25/38[4]	576,110	85,635
Series 2009-8, Cl. BS, 0.00%, 2/25/24[4,5]	825,895	44,206
Series 2011-96, Cl. SA, 5.393%, 10/25/41[4]	1,323,655	247,522
Series 2012-134, Cl. SA, 11.504%, 12/25/42[4]	3,834,078	974,791
Series 2012-40, Cl. PI, 0.00%, 4/25/41[4,5]	3,039,425	427,244

Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Principal-Only Stripped Mtg.-Backed Security, Series 1993-184, Cl. M, 5.116%, 9/25/23[6]	123,132	116,813

		314,423,915

GNMA/Guaranteed—10.5%

Government National Mortgage Assn. I Pool:
8.50%, 8/15/17-12/15/17	14,679	15,217
10.50%, 12/15/17	2,701	2,750

Government National Mortgage Assn. II Pool:
1.625%, 7/20/25-7/20/27[3]	7,916	8,255
3.50%, 10/1/45[2]	131,090,000	137,393,583
11.00%, 10/20/19	2,425	2,440

7      Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

GNMA/Guaranteed (Continued)

Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 2002-15, Cl. SM, 59.478%, 2/16/32[4]	$395,334	$78,308
Series 2002-41, Cl. GS, 9.338%, 6/16/32[4]	201,226	31,248
Series 2002-76, Cl. SY, 60.858%, 12/16/26[4]	174,681	36,301
Series 2007-17, Cl. AI, 18.47%, 4/16/37[4]	2,099,158	441,728
Series 2011-52, Cl. HS, 8.932%, 4/16/41[4]	6,398,145	1,277,153

		139,286,983

Non-Agency—11.8%

Commercial—9.4%

Asset Securitization Corp., Interest-Only Stripped Mtg.-Backed Security, Series 1997-D4, Cl. PS1, 0%, 4/14/29[4,5]	1,411,501	36,704

Banc of America Funding Trust:
Series 2006-G, Cl. 2A4, 0.506%, 7/20/36[3]	5,528,044	5,189,336
Series 2014-R7, Cl. 3A1, 2.651%, 3/26/36[3,8]	5,181,402	5,295,911

BCAP LLC Trust, Series 2011-R11, Cl. 18A5, 2.23%, 9/26/35[1,3]	1,265,639	1,282,705

Bear Stearns ARM Trust:
Series 2005-2, Cl. A1, 2.68%, 3/25/35[3]	3,402,451	3,424,781
Series 2005-9, Cl. A1, 2.66%, 10/25/35[3]	1,326,140	1,308,591

Capital Lease Funding Securitization LP, Interest-Only Commercial Mtg. Pass- Through Certificates, Series 1997-CTL1, Cl. IO, 0%, 6/22/24[1,4,5]	544,556	22,206

Chase Mortgage Finance Trust, Series 2005-A2, Cl. 1A3, 2.435%, 1/25/36[3]	2,038,837	1,923,833

Citigroup Commercial Mortgage Trust, Series 2013-GC11, Cl. D, 4.604%, 4/10/46[1,3]	1,955,000	1,824,856

Citigroup Global Markets Mortgage Securities VII, Inc., Interest-Only Stripped Mtg.-Backed Security, Series 1999-C1, Cl. X, 0%, 5/18/32[4,5]	2,082,075	33

Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Cl. 1A1, 2.57%, 10/25/35[3]	5,745,222	5,701,518

COMM Mortgage Trust:
Series 2012-CR4, Cl. D, 4.727%, 10/15/45[1,3]	320,000	310,884
Series 2012-CR5, Cl. E, 4.48%, 12/10/45[1,3]	2,455,000	2,343,029
Series 2013-CR7, Cl. D, 4.493%, 3/10/46[1,3]	3,015,000	2,758,726
Series 2014-CR21, Cl. AM, 3.987%, 12/10/47	6,060,000	6,359,697

COMM Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security, Series 2012-CR5, Cl. XA, 0%, 12/10/45[4,5]	16,732,204	1,394,035

Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C6, Cl. AJ, 5.23%, 12/15/40[3]	2,750,000	2,751,752

CSMC:
Series 2006-6, Cl. 1A4, 6.00%, 7/25/36	1,472,284	1,158,252
Series 2009-13R, Cl. 4A1, 2.751%, 9/26/36[1,3]	322,205	324,043

DBUBS Mortgage Trust, Series 2011-LC1A, Cl. E, 5.735%, 11/10/46[1,3]	490,000	531,113

First Horizon Alternative Mortgage Securities Trust:
Series 2004-FA2, Cl. 3A1, 6.00%, 1/25/35	794,590	760,917
Series 2005-FA8, Cl. 1A6, 0.844%, 11/25/35[3]	1,353,526	973,354

FREMF Mortgage Trust:
Series 2012-K501, Cl. C, 3.541%, 11/25/46[1,3]	385,000	388,252
Series 2013-K25, Cl. C, 3.743%, 11/25/45[1,3]	605,000	596,240
Series 2013-K26, Cl. C, 3.723%, 12/25/45[1,3]	1,165,000	1,143,620
Series 2013-K27, Cl. C, 3.616%, 1/25/46[1,3]	650,000	645,134
Series 2013-K28, Cl. C, 3.614%, 6/25/46[1,3]	2,580,000	2,475,311
Series 2013-K502, Cl. C, 3.297%, 3/25/45[1,3]	1,620,000	1,647,674
Series 2013-K712, Cl. C, 3.484%, 5/25/45[1,3]	335,000	336,346

8      Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Commercial (Continued)

FREMF Mortgage Trust: (Continued)
Series 2013-K713, Cl. C, 3.274%, 4/25/46[1,3]	$1,075,000	$1,074,367
Series 2014-K715, Cl. C, 4.264%, 2/25/46[1,3]	230,000	236,760
Series 2015-K44, Cl. B, 3.811%, 1/25/48[1,3]	2,875,000	2,855,165

GSMSC Pass-Through Trust, Series 2009-3R, Cl. 1A2, 6%, 4/25/37[1,3]	3,584,439	3,358,637

GSR Mortgage Loan Trust, Series 2005-AR4, Cl. 6A1, 2.885%, 7/25/35[3]	693,606	686,987

JP Morgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Cl. E, 4.568%, 12/15/47[1,3]	3,640,000	3,500,583

JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2006-LDP8, Cl. AJ, 5.48%, 5/15/45[3]	3,975,000	4,084,805
Series 2012-C6, Cl. E, 5.372%, 5/15/45[1,3]	2,895,000	2,923,493

JP Morgan Mortgage Trust, Series 2007-A1, Cl. 5A1, 2.62%, 7/25/35[3]	1,947,142	1,955,260

JP Morgan Resecuritization Trust:
Series 2009-11, Cl. 5A1, 2.751%, 9/26/36[1,3]	1,224,847	1,227,030
Series 2009-5, Cl. 1A2, 2.739%, 7/26/36[1,3]	2,732,590	2,423,359

JPMBB Commercial Mortgage Securities Trust:
Series 2014-C25, Cl. AS, 4.065%, 11/15/47	2,665,000	2,808,316
Series 2014-C26, Cl. AS, 3.80%, 1/15/48	2,070,000	2,126,210

LB Commercial Conduit Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security, Series 1998-C1, Cl. IO, 0%, 2/18/30[4,5]	264,096	3,414

Lehman Structured Securities Corp., Series 2002-GE1, Cl. A, 2.514%, 7/26/24[1,3]	39,483	33,255

Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2012-C6, Cl. E, 4.813%, 11/15/45[1,3]	3,142,000	3,098,559
Series 2013-C7, Cl. D, 4.437%, 2/15/46[1,3]	1,270,000	1,217,272
Series 2013-C8, Cl. D, 4.309%, 12/15/48[1,3]	830,000	786,530
Series 2014-C19, Cl. AS, 3.832%, 12/15/47	5,035,000	5,220,452

Morgan Stanley Capital I Trust, Series 2007-IQ13, Cl. AM, 5.406%, 3/15/44	3,710,000	3,855,740

Morgan Stanley Re-Remic Trust, Series 2012-R3, Cl. 1B, 1.983%, 11/26/36[1,3]	2,214,943	1,662,555

Morgan Stanley Resecuritization Trust, Series 2013-R9, Cl. 3A, 2.387%, 6/26/46[1,3]	2,234,439	2,250,337

RBSSP Resecuritization Trust, Series 2010-1, Cl. 2A1, 2.246%, 7/26/45[1,3]	561,591	561,996

Structured Agency Credit Risk Debt Nts.:
Series 2014-DN1, Cl. M2, 2.394%, 2/25/24[3]	2,510,000	2,530,054
Series 2015-DNA2, Cl. M2, 2.794%, 12/25/27[3]	1,630,000	1,645,148

UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Cl. E, 5.046%, 5/10/63[1,3]	460,000	458,848

Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Cl. AM, 5.52%, 12/15/44[3]	1,360,000	1,360,376

WaMu Mortgage Pass-Through Certificates Trust:
Series 2005-AR14, Cl. 1A4, 2.365%, 12/25/35[3]	1,681,367	1,633,215
Series 2005-AR16, Cl. 1A1, 2.352%, 12/25/35[3]	1,510,032	1,435,797

Wells Fargo Mortgage-Backed Securities Trust:
Series 2005-AR10, Cl. 1A1, 2.695%, 6/25/35[3]	3,840,143	3,934,361
Series 2005-AR15, Cl. 1A6, 2.736%, 9/25/35[3]	235,813	225,615
Series 2006-AR7, Cl. 2A4, 2.653%, 5/25/36[3]	134,023	128,107
Series 2006-AR8, Cl. 2A4, 2.705%, 4/25/36[3]	1,133,033	1,110,457
Series 2007-16, Cl. 1A1, 6.00%, 12/28/37	924,776	957,057
Series 2007-AR3, Cl. A4, 5.80%, 4/25/37[3]	481,966	471,282
Series 2007-AR8, Cl. A1, 2.721%, 11/25/37[3]	1,264,200	1,122,405

WF-RBS Commercial Mortgage Trust:
Series 2012-C10, Cl. D, 4.605%, 12/15/45[1,3]	1,320,000	1,264,881

9      Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Commercial (Continued)

WF-RBS Commercial Mortgage Trust: (Continued)
Series 2012-C7, Cl. E, 4.994%, 6/15/45[1,3]	$840,000	$832,742
Series 2012-C8, Cl. E, 5.037%, 8/15/45[1,3]	3,560,000	3,559,446
Series 2013-C11, Cl. D, 4.319%, 3/15/45[1,3]	481,000	458,095

WF-RBS Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2011-C3, Cl. XA, 0%, 3/15/44[1,4,5]	25,373,921	1,142,194

		125,130,015

Multi-Family—0.4%

Wells Fargo Mortgage-Backed Securities Trust:
Series 2005-AR15, Cl. 1A2, 2.736%, 9/25/35[3]	2,780,668	2,724,594
Series 2006-AR2, Cl. 2A3, 2.651%, 3/25/36[3]	2,393,629	2,369,081

		5,093,675

Residential—2.0%

Alternative Loan Trust, Series 2005-29CB, Cl. A4, 5%, 7/25/35	1,283,477	1,172,285

Banc of America Funding Trust:
Series 2007-1, Cl. 1A3, 6.00%, 1/25/37	932,270	860,201
Series 2007-C, Cl. 1A4, 4.921%, 5/20/36[3]	462,848	435,228

Banc of America Mortgage Trust, Series 2007-1, Cl. 1A24, 6%, 3/25/37	1,088,186	996,232

Bear Stearns ARM Trust, Series 2006-1, Cl. A1, 2.36%, 2/25/36[3]	3,769,261	3,748,632

Carrington Mortgage Loan Trust, Series 2006-FRE1, Cl. A2, 0.304%, 7/25/36[3]	472,645	466,758

Chase Funding Trust, Series 2003-2, Cl. 2A2, 0.754%, 2/25/33[3]	362,314	332,523

CHL Mortgage Pass-Through Trust:
Series 2005-26, Cl. 1A8, 5.50%, 11/25/35	837,749	802,748
Series 2006-6, Cl. A3, 6.00%, 4/25/36	618,309	598,371

Countrywide Alternative Loan Trust, Series 2005-21CB, Cl. A7, 5.50%, 6/25/35	2,203,410	2,065,358

HomeBanc Mortgage Trust, Series 2005-3, Cl. A2, 0.504%, 7/25/35[3]	827,318	770,894

Merrill Lynch Mortgage Investors Trust, Series 2005-A1, Cl. 2A1, 2.617%, 12/25/34[3]	506,718	502,551

NC Finance Trust, Series 1999-I, Cl. D, 8.75%, 1/25/29[8,9]	1,750,658	455,171

RALI Trust:
Series 2003-QS1, Cl. A2, 5.75%, 1/25/33	24,470	24,544
Series 2006-QS13, Cl. 1A8, 6.00%, 9/25/36	196,839	159,521
Series 2007-QS6, Cl. A28, 5.75%, 4/25/37	990,225	806,632

Residential Asset Securitization Trust, Series 2005-A6CB, Cl. A7, 6%, 6/25/35	482,551	456,036

WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR10, Cl. A7, 2.464%, 10/25/33[3]	1,327,171	1,360,081

Wells Fargo Mortgage-Backed Securities Trust:
Series 2005-AR4, Cl. 2A2, 2.639%, 4/25/35[3]	6,772,755	6,810,663
Series 2006-AR14, Cl. 1A2, 5.836%, 10/25/36[3]	949,226	925,642
Series 2006-AR8, Cl. 2A1, 2.705%, 4/25/36[3]	2,615,205	2,563,097

		26,313,168

Total Mortgage-Backed Obligations (Cost $602,284,718)		610,247,756

10      Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

U.S. Government Obligations—1.0%

Federal National Mortgage Assn. Nts., 1%, 9/27/17	$6,129,000	$6,158,352

United States Treasury Nts.:
0.75%, 2/28/18	168,000	167,924
1.50%, 5/31/19	7,480,000	7,582,072

Total U.S. Government Obligations (Cost $13,789,850)		13,908,348

Corporate Bonds and Notes—51.1%

Consumer Discretionary—7.3%

Auto Components—0.1%

BorgWarner, Inc., 4.375% Sr. Unsec. Nts., 3/15/45	1,079,000	972,563

Johnson Controls, Inc., 1.40% Sr. Unsec. Nts., 11/2/17	587,000	583,735

		1,556,298

Automobiles—1.9%

Daimler Finance North America LLC, 8.50% Sr. Unsec. Unsub. Nts., 1/18/31	1,759,000	2,501,729

Ford Motor Credit Co. LLC, 3.664% Sr. Unsec. Nts., 9/8/24	7,305,000	7,105,931

General Motors Co., 6.25% Sr. Unsec. Nts., 10/2/43	3,011,000	3,193,997

General Motors Financial Co., Inc., 3% Sr. Unsec. Nts., 9/25/17	3,292,000	3,329,598

Harley-Davidson, Inc., 4.625% Sr. Unsec. Nts., 7/28/45	875,000	877,771

Hyundai Capital America:
1.45% Sr. Unsec. Nts., 2/6/17[1]	2,696,000	2,695,404
4.00% Sr. Unsec. Nts., 6/8/17[1]	603,000	624,109

Kia Motors Corp., 3.625% Sr. Unsec. Nts., 6/14/16[1]	2,199,000	2,228,783

ZF North America Capital, Inc., 4.75% Sr. Unsec. Nts., 4/29/25[1]	3,450,000	3,165,375

		25,722,697

Hotels, Restaurants & Leisure—0.7%

Brinker International, Inc., 2.60% Sr. Unsec. Nts., 5/15/18	915,000	922,592

Carnival Corp., 1.20% Sr. Unsec. Nts., 2/5/16	2,779,000	2,782,196

Hyatt Hotels Corp., 3.875% Sr. Unsec. Unsub. Nts., 8/15/16	498,000	508,446

Marriott International, Inc., 3.25% Sr. Unsec. Nts., 9/15/22	2,056,000	2,063,336

Wyndham Worldwide Corp.:
2.95% Sr. Unsec. Nts., 3/1/17	542,000	548,781
6.00% Sr. Unsec. Nts., 12/1/16	2,615,000	2,742,834

		9,568,185

Household Durables—0.6%

Lennar Corp.:
4.75% Sr. Unsec. Nts., 11/15/22	1,115,000	1,088,017
4.75% Sr. Unsec. Nts., 5/30/25	2,214,000	2,125,440

Toll Brothers Finance Corp., 4.375% Sr. Unsec. Nts., 4/15/23	3,336,000	3,294,300

Whirlpool Corp.:
1.35% Sr. Unsec. Nts., 3/1/17	707,000	707,369
1.65% Sr. Unsec. Nts., 11/1/17	765,000	767,765

		7,982,891

Leisure Equipment & Products—0.3%

Mattel, Inc., 1.70% Sr. Unsec. Nts., 3/15/18	3,308,000	3,295,185

Media—2.2%

21st Century Fox America, Inc., 6.15% Sr. Unsec. Nts., 2/15/41	1,246,000	1,430,376

11      Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Media (Continued)

CCO Safari II LLC:
4.908% Sr. Sec. Nts., 7/23/25[1]	$1,026,000	$1,023,069
6.484% Sr. Sec. Nts., 10/23/45[1]	1,710,000	1,728,454

Comcast Cable Communications Holdings, Inc., 9.455% Sr. Unsec. Nts., 11/15/22	1,765,000	2,465,588

Comcast Corp., 4.65% Sr. Unsec. Unsub. Nts., 7/15/42	1,266,000	1,305,473

Historic TW, Inc.:
8.05% Sr. Unsec. Nts., 1/15/16	433,000	441,540
9.15% Debs., 2/1/23	921,000	1,215,348

Interpublic Group of Cos., Inc. (The), 4.20% Sr. Unsec. Nts., 4/15/24	1,483,000	1,492,481

Lamar Media Corp., 5% Sr. Unsec. Sub. Nts., 5/1/23	3,284,000	3,251,160

Pearson Funding Two plc, 4% Sr. Unsec. Nts., 5/17/16[1]	581,000	591,328

Scripps Networks Interactive, Inc., 2.70% Sr. Unsec. Nts., 12/15/16	3,236,000	3,285,368

Sky plc, 3.75% Sr. Unsec. Nts., 9/16/24[1]	1,721,000	1,700,236

Thomson Reuters Corp., 1.65% Sr. Unsec. Nts., 9/29/17	3,310,000	3,310,046

Time Warner Cable, Inc., 4.50% Sr. Unsec. Unsub. Nts., 9/15/42	1,159,000	920,034

Viacom, Inc., 2.50% Sr. Unsec. Nts., 12/15/16	1,206,000	1,219,922

Virgin Media Secured Finance plc, 5.25% Sr. Sec. Nts., 1/15/26[1]	3,310,000	3,053,475

		28,433,898

Multiline Retail—0.3%

Dollar Tree, Inc., 5.75% Sr. Sec. Nts., 3/1/23[1]	3,100,000	3,231,750

Kohl’s Corp., 5.55% Sr. Unsec. Nts., 7/17/45	1,079,000	1,061,400

		4,293,150

Specialty Retail—0.7%

Best Buy Co., Inc., 5.50% Sr. Unsec. Nts., 3/15/21	3,241,000	3,403,050

Home Depot, Inc. (The), 4.875% Sr. Unsec. Nts., 2/15/44	1,094,000	1,217,761

Ross Stores, Inc., 3.375% Sr. Unsec. Nts., 9/15/24	2,923,000	2,910,758

Signet UK Finance plc, 4.70% Sr. Unsec. Nts., 6/15/24	1,535,000	1,553,442

		9,085,011

Textiles, Apparel & Luxury Goods—0.5%

Levi Strauss & Co., 5% Sr. Unsec. Nts., 5/1/25	3,395,000	3,344,075

PVH Corp., 4.50% Sr. Unsec. Unsub. Nts., 12/15/22	3,240,000	3,150,900

		6,494,975

Consumer Staples—4.0%

Beverages—0.9%

Anheuser-Busch InBev Worldwide, Inc., 8.20% Sr. Unsec. Unsub. Nts., 1/15/39	2,213,000	3,119,978

Constellation Brands, Inc., 4.75% Sr. Unsec. Nts., 11/15/24	3,125,000	3,164,062

Pernod Ricard SA:
2.95% Sr. Unsec. Nts., 1/15/17[1]	2,801,000	2,848,707
4.25% Sr. Unsec. Nts., 7/15/22[1]	1,979,000	2,058,461

		11,191,208

Food & Staples Retailing—0.7%

CVS Health Corp.:
5.125% Sr. Unsec. Nts., 7/20/45	886,000	957,180
5.30% Sr. Unsec. Nts., 12/5/43	752,000	833,315

12      Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Food & Staples Retailing (Continued)

Delhaize Group:
5.70% Sr. Unsec. Nts., 10/1/40	$1,533,000	$1,627,652
6.50% Sr. Unsec. Nts., 6/15/17	391,000	421,315

Kroger Co. (The):
6.40% Sr. Unsec. Nts., 8/15/17	2,976,000	3,242,501
6.90% Sr. Unsec. Nts., 4/15/38	755,000	953,630

Wal-Mart Stores, Inc., 4.30% Sr. Unsec. Nts., 4/22/44	1,763,000	1,807,798

		9,843,391

Food Products—1.6%

Bunge Ltd. Finance Corp.:
3.20% Sr. Unsec. Nts., 6/15/17	2,955,000	3,011,204
8.50% Sr. Unsec. Nts., 6/15/19	2,392,000	2,862,593

Ingredion, Inc., 1.80% Sr. Unsec. Nts., 9/25/17	3,361,000	3,351,959

JM Smucker Co., 1.75% Sr. Unsec. Nts., 3/15/18[1]	2,582,000	2,589,462

Kraft Foods Group, Inc., 5% Sr. Unsec. Nts., 6/4/42	775,000	798,291

Kraft Heinz Foods Co.:
3.95% Sr. Unsec. Nts., 7/15/25[1]	1,715,000	1,758,967
5.20% Sr. Unsec. Nts., 7/15/45[1]	392,000	416,987

TreeHouse Foods, Inc., 4.875% Sr. Unsec. Nts., 3/15/22	3,263,000	3,124,323

Tyson Foods, Inc.:
4.875% Sr. Unsec. Nts., 8/15/34	1,064,000	1,088,095
6.60% Sr. Unsec. Nts., 4/1/16	2,529,000	2,598,727

		21,600,608

Tobacco—0.8%

Altria Group, Inc., 10.20% Sr. Unsec. Nts., 2/6/39	1,816,000	2,945,220

Imperial Tobacco Finance plc, 2.05% Sr. Unsec. Nts., 7/20/18[1]	3,331,000	3,331,543

Reynolds American, Inc.:
5.85% Sr. Unsec. Nts., 8/15/45	1,483,000	1,656,515
6.75% Sr. Unsec. Nts., 6/15/17	2,523,000	2,732,361

		10,665,639

Energy—4.5%

Energy Equipment & Services—0.6%

Halliburton Co., 4.75% Sr. Unsec. Nts., 8/1/43	776,000	772,734

Helmerich & Payne International Drilling Co., 4.65% Sr. Unsec. Nts., 3/15/25	1,313,000	1,310,080

Nabors Industries, Inc., 2.35% Sr. Unsec. Nts., 9/15/16	2,035,000	2,011,136

Sinopec Group Overseas Development 2014 Ltd., 1.75% Sr. Unsec. Nts., 4/10/17[1]	3,325,000	3,326,626

Weatherford International Ltd., 5.95% Sr. Unsec. Nts., 4/15/42	706,000	509,680

		7,930,256

Oil, Gas & Consumable Fuels—3.9%

Anadarko Petroleum Corp., 6.20% Sr. Unsec. Nts., 3/15/40	1,912,000	2,030,339

Apache Corp., 4.75% Sr. Unsec. Nts., 4/15/43	1,022,000	926,098

Boardwalk Pipelines LP, 4.95% Sr. Unsec. Nts., 12/15/24	1,797,000	1,668,132

Buckeye Partners LP, 6.05% Sr. Unsec. Nts., 1/15/18	1,493,000	1,575,779

Canadian Natural Resources Ltd.:
1.75% Sr. Unsec. Nts., 1/15/18	1,259,000	1,245,262
5.90% Sr. Unsec. Nts., 2/1/18	1,419,000	1,529,018

13      Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Oil, Gas & Consumable Fuels (Continued)

Cenovus Energy, Inc., 5.20% Sr. Unsec. Nts., 9/15/43	$923,000	$808,469

Cimarex Energy Co., 4.375% Sr. Unsec. Nts., 6/1/24	1,771,000	1,728,009

CNOOC Nexen Finance 2014 ULC, 1.625% Sr. Unsec. Nts., 4/30/17	2,927,000	2,923,745

Columbia Pipeline Group, Inc., 4.50% Sr. Unsec. Nts., 6/1/25[1]	1,773,000	1,725,099

DCP Midstream LLC, 5.375% Sr. Unsec. Nts., 10/15/15[1]	1,978,000	1,980,033

Devon Energy Corp., 4.75% Sr. Unsec. Nts., 5/15/42	1,421,000	1,261,405

EnLink Midstream Partners LP:
2.70% Sr. Unsec. Nts., 4/1/19	2,648,000	2,619,285
4.40% Sr. Unsec. Nts., 4/1/24	754,000	719,968

Enterprise Products Operating LLC:
4.85% Sr. Unsec. Nts., 8/15/42	987,000	873,097
4.90% Sr. Unsec. Nts., 5/15/46	350,000	315,489

Husky Energy, Inc., 6.20% Sr. Unsec. Nts., 9/15/17	1,860,000	1,986,361

Kinder Morgan Energy Partners LP, 4.10% Sr. Unsec. Nts., 11/15/15	1,051,000	1,054,005

Kinder Morgan, Inc., 5% Sr. Unsec. Nts., 2/15/21[1]	2,602,000	2,650,556

MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.875% Sr. Unsec. Nts., 6/1/25	1,704,000	1,571,599

Origin Energy Finance Ltd.:
3.50% Sr. Unsec. Nts., 10/9/18[1]	3,073,000	2,987,752
5.45% Sr. Unsec. Nts., 10/14/21[1]	2,397,000	2,337,308

Phillips 66 Partners LP, 3.605% Sr. Unsec. Nts., 2/15/25	650,000	590,584

Pioneer Natural Resources Co., 6.65% Sr. Unsec. Nts., 3/15/17	2,954,000	3,129,494

Regency Energy Partners LP/Regency Energy Finance Corp., 5% Sr. Unsec. Nts., 10/1/22	2,315,000	2,264,232

Southwestern Energy Co., 4.95% Sr. Unsec. Nts., 1/23/25	1,870,000	1,667,223

Spectra Energy Partners LP:
4.60% Sr. Unsec. Nts., 6/15/21	1,607,000	1,698,057
4.75% Sr. Unsec. Nts., 3/15/24	1,329,000	1,376,553

Western Gas Partners LP, 4% Sr. Unsec. Nts., 7/1/22	2,078,000	2,014,232

Woodside Finance Ltd., 4.60% Sr. Unsec. Unsub. Nts., 5/10/21[1]	2,588,000	2,694,848

		51,952,031

Financials—14.2%

Capital Markets—3.3%

Apollo Management Holdings LP, 4% Sr. Unsec. Nts., 5/30/24[1]	2,614,000	2,639,249

Blackstone Holdings Finance Co. LLC:
4.45% Sr. Unsec. Nts., 7/15/45[1]	263,000	248,709
5.00% Sr. Unsec. Nts., 6/15/44[1]	2,869,000	2,934,542

Credit Suisse, New York, 3.625% Sr. Unsec. Nts., 9/9/24	4,202,000	4,215,438

Deutsche Bank AG, 4.50% Sub. Nts., 4/1/25	3,415,000	3,316,334

Goldman Sachs Group, Inc. (The):
5.15% Sub. Nts., 5/22/45	2,387,000	2,353,100
5.70% Jr. Sub. Perpetual Bonds, Series L3,10	3,226,000	3,217,935

KKR Group Finance Co. III LLC, 5.125% Sr. Unsec. Nts., 6/1/44[1]	2,710,000	2,649,348

Lazard Group LLC:
3.75% Sr. Unsec. Nts., 2/13/25	804,000	768,971
4.25% Sr. Unsec. Nts., 11/14/20	2,309,000	2,448,803

Morgan Stanley:
4.30% Sr. Unsec. Nts., 1/27/45	1,921,000	1,831,241

14      Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Capital Markets (Continued)

Morgan Stanley: (Continued)
5.00% Sub. Nts., 11/24/25	$2,949,000	$3,143,035
5.45% Jr. Sub. Perpetual Bonds, Series H3,10	3,298,000	3,250,839

Nomura Holdings, Inc., 2% Sr. Unsec. Nts., 9/13/16	3,334,000	3,351,353

Raymond James Financial, Inc., 5.625% Sr. Unsec. Unsub. Nts., 4/1/24	2,772,000	3,140,646

UBS Preferred Funding Trust V, 6.243% Jr. Sub. Perpetual Bonds, Series 1[3,10]	4,518,000	4,596,161

		44,105,704

Commercial Banks—5.0%

ABN AMRO Bank NV, 4.75% Sub. Nts., 7/28/25[1]	3,367,000	3,349,680

Bank of America Corp., 7.75% Jr. Sub. Nts., 5/14/38	2,412,000	3,328,039

Barclays plc, 3.65% Sr. Unsec. Nts., 3/16/25	2,710,000	2,592,055

BNP Paribas SA, 4.375% Sub. Nts., 9/28/25[1]	3,328,000	3,252,484

Citigroup, Inc.:
4.65% Sr. Unsec. Nts., 7/30/45	2,715,000	2,716,542
6.675% Sub. Nts., 9/13/43	1,507,000	1,852,805
5.95% Jr. Sub. Perpetual Bonds, Series D3,10	3,366,000	3,269,227

Citizens Financial Group, Inc., 5.50% Jr. Sub. Perpetual Bonds[1,3,10]	3,364,000	3,288,310

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands), 4.375% Sub. Nts., 8/4/25	2,447,000	2,454,640

Credit Agricole SA, 8.375% Jr. Sub. Perpetual Bonds[3,8,10]	2,814,000	3,208,523

FirstMerit Bank NA, 4.27% Sub. Nts., 11/25/26	2,998,000	3,097,030

HSBC Finance Capital Trust IX, 5.911% Unsec. Sub. Nts., 11/30/35[3]	6,450,000	6,450,000

JPMorgan Chase & Co., 6.75% Jr. Sub. Perpetual Bonds, Series S3,10	2,795,000	2,913,787

Lloyds Banking Group plc:
6.413% Jr. Sub. Perpetual Bonds[1,3,10]	214,000	238,877
6.657% Jr. Sub. Perpetual Bonds[3,8,10]	2,718,000	3,047,558

Regions Bank, Birmingham AL:
2.25% Sr. Unsec. Nts., 9/14/18	2,706,000	2,718,905
6.45% Sub. Nts., 6/26/37	2,275,000	2,764,603

Regions Financial Corp., 7.375% Sub. Nts., 12/10/37	230,000	291,716

Royal Bank of Scotland Group plc, 7.64% Jr. Sub. Perpetual Bonds, Series U3,10	3,100,000	3,317,000

Societe Generale SA, 5.922% Jr. Sub. Perpetual Bonds[1,3,10]	3,140,000	3,187,100

SunTrust Banks, Inc.:
3.60% Sr. Unsec. Nts., 4/15/16	2,645,000	2,678,092
5.625% Jr. Sub. Perpetual Bonds[3,10]	3,244,000	3,252,110

Wells Fargo & Co.:
5.875% Jr. Sub. Perpetual Bonds[3,10]	1,219,000	1,249,475
5.90% Jr. Sub. Perpetual Bonds, Series S3,10	2,629,000	2,635,573

		67,154,131

Consumer Finance—1.1%

Ally Financial, Inc., 8% Sr. Unsec. Nts., 11/1/31	2,736,000	3,179,752

Capital One Financial Corp.:
3.20% Sr. Unsec. Nts., 2/5/25	2,713,000	2,591,143
5.55% Jr. Sub. Perpetual Bonds[3,10]	3,321,000	3,287,790

Discover Financial Services:
3.75% Sr. Unsec. Nts., 3/4/25	2,821,000	2,738,477

15      Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Consumer Finance (Continued)

Discover Financial Services: (Continued)
3.95% Sr. Unsec. Nts., 11/6/24	$2,281,000	$2,250,013

		14,047,175

Diversified Financial Services—0.7%

McGraw Hill Financial, Inc., 2.50% Sr. Unsec. Nts., 8/15/18[1]	865,000	872,217

Nationwide Building Society, 3.90% Sr. Unsec. Nts., 7/21/25[1]	3,325,000	3,404,328

Peachtree Corners Funding Trust, 3.976% Sr. Unsec. Nts., 2/15/25[1]	1,695,000	1,711,051

Voya Financial, Inc., 5.65% Jr. Sub. Nts., 5/15/53[3]	3,212,000	3,253,756

		9,241,352

Insurance—1.7%

AXIS Specialty Finance plc, 5.15% Sr. Unsec. Nts., 4/1/45	2,527,000	2,616,398

Five Corners Funding Trust, 4.419% Unsec. Nts., 11/15/23[1]	2,455,000	2,573,034

Liberty Mutual Group, Inc.:
4.25% Sr. Unsec. Nts., 6/15/23[1]	3,133,000	3,246,662
4.85% Sr. Unsec. Nts., 8/1/44[1]	1,869,000	1,825,277

MetLife, Inc., 5.25% Jr. Sub. Perpetual Bonds[3,10]	2,353,000	2,341,235

Prudential Financial, Inc.:
5.20% Jr. Sub. Nts., 3/15/44[3]	1,994,000	1,966,582
5.375% Jr. Sub. Nts., 5/15/45[3]	620,000	616,125

TIAA Asset Management Finance Co. LLC, 4.125% Sr. Unsec. Nts., 11/1/24[1]	3,122,000	3,189,747

Unum Group, 7.125% Sr. Unsec. Nts., 9/30/16	3,125,000	3,295,513

XLIT Ltd., 6.50% Jr. Sub. Perpetual Bonds[3,10]	1,920,000	1,529,280

		23,199,853

Real Estate Investment Trusts (REITs)—2.1%

American Tower Corp.:
5.05% Sr. Unsec. Unsub. Nts., 9/1/20	1,324,000	1,448,745
5.90% Sr. Unsec. Nts., 11/1/21	1,523,000	1,726,595

Corrections Corp. of America, 4.625% Sr. Unsec. Nts., 5/1/23	3,230,000	3,116,950

First Industrial LP, 7.50% Sr. Unsec. Nts., 12/1/17	2,870,000	3,168,110

HCP, Inc., 5.625% Sr. Unsec. Nts., 5/1/17	970,000	1,029,075

Highwoods Realty LP, 7.50% Sr. Unsec. Nts., 4/15/18	2,873,000	3,238,368

Host Hotels & Resorts LP, 3.75% Sr. Unsec. Nts., 10/15/23	1,955,000	1,917,499

Kimco Realty Corp., 4.30% Sr. Unsec. Nts., 2/1/18	3,016,000	3,170,835

Liberty Property LP, 5.50% Sr. Unsec. Nts., 12/15/16	1,856,000	1,943,180

Prologis LP, 4% Sr. Unsec. Nts., 1/15/18	1,705,000	1,782,173

Regency Centers LP, 5.875% Sr. Unsec. Nts., 6/15/17	370,000	394,797

Ventas Realty LP, 1.25% Sr. Unsec. Nts., 4/17/17	1,056,000	1,051,604

WEA Finance LLC/Westfield UK & Europe Finance plc, 1.75% Sr. Unsec. Nts., 9/15/17[1]	2,869,000	2,851,235

Welltower, Inc., 2.25% Sr. Unsec. Nts., 3/15/18	681,000	684,843

		27,524,009

Real Estate Management & Development—0.3%

Brookfield Asset Management, Inc., 4% Sr. Unsec. Nts., 1/15/25	3,528,000	3,519,956

Health Care—3.8%

Biotechnology—0.3%

Biogen, Inc., 5.20% Sr. Unsec. Nts., 9/15/45	915,000	927,288

16      Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Biotechnology (Continued)

Celgene Corp.:
3.875% Sr. Unsec. Nts., 8/15/25	$1,705,000	$1,709,523
5.00% Sr. Unsec. Nts., 8/15/45	463,000	461,285

Gilead Sciences, Inc., 4.75% Sr. Unsec. Nts., 3/1/46	1,497,000	1,507,831

		4,605,927

Health Care Equipment & Supplies—0.6%

Becton Dickinson & Co.:
1.45% Sr. Unsec. Nts., 5/15/17	2,824,000	2,819,948
3.875% Sr. Unsec. Nts., 5/15/24	1,439,000	1,485,310

DENTSPLY International, Inc., 2.75% Sr. Unsec. Nts., 8/15/16	2,950,000	2,988,300

Zimmer Biomet Holdings, Inc., 3.55% Sr. Unsec. Nts., 4/1/25	1,079,000	1,059,134

		8,352,692

Health Care Providers & Services—1.4%

Cardinal Health, Inc., 3.50% Sr. Unsec. Nts., 11/15/24	1,599,000	1,602,005

CHS/Community Health Systems, Inc., 5.125% Sr. Sec. Nts., 8/1/21	3,185,000	3,248,700

Fresenius Medical Care US Finance II, Inc., 5.875% Sr. Unsec. Nts., 1/31/22[1]	2,997,000	3,229,267

Laboratory Corp. of America Holdings, 3.60% Sr. Unsec. Nts., 2/1/25	4,798,000	4,655,792

LifePoint Health, Inc., 5.50% Sr. Unsec. Nts., 12/1/21	3,115,000	3,150,044

McKesson Corp., 4.883% Sr. Unsec. Nts., 3/15/44	1,417,000	1,431,127

Medco Health Solutions, Inc., 7.125% Sr. Unsec. Nts., 3/15/18	1,437,000	1,613,390

		18,930,325

Life Sciences Tools & Services—0.2%

Life Technologies Corp., 3.50% Sr. Unsec. Nts., 1/15/16	179,000	180,179

Thermo Fisher Scientific, Inc.:
4.15% Sr. Unsec. Nts., 2/1/24	1,299,000	1,348,259
5.30% Sr. Unsec. Nts., 2/1/44	978,000	1,033,412

		2,561,850

Pharmaceuticals—1.3%

AbbVie, Inc.:
3.60% Sr. Unsec. Nts., 5/14/25	1,658,000	1,640,928
4.70% Sr. Unsec. Nts., 5/14/45	663,000	646,178

Actavis Funding SCS:
1.30% Sr. Unsec. Nts., 6/15/17	1,870,000	1,853,858
1.85% Sr. Unsec. Nts., 3/1/17	1,451,000	1,454,848
3.80% Sr. Unsec. Nts., 3/15/25	2,894,000	2,805,215
4.75% Sr. Unsec. Nts., 3/15/45	1,386,000	1,263,897

Hospira, Inc.:
5.20% Sr. Unsec. Nts., 8/12/20	2,530,000	2,866,090
6.05% Sr. Unsec. Nts., 3/30/17	1,367,000	1,460,119

Mallinckrodt International Finance SA, 3.50% Sr. Unsec. Nts., 4/15/18	2,849,000	2,777,775

		16,768,908

17      Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Industrials—4.3%

Aerospace & Defense—0.4%

L-3 Communications Corp.:
1.50% Sr. Unsec. Nts., 5/28/17	$905,000	$897,091
3.95% Sr. Unsec. Nts., 11/15/16	1,203,000	1,233,743

Northrop Grumman Corp., 4.75% Sr. Unsec. Nts., 6/1/43	910,000	943,070

Textron, Inc.:
3.875% Sr. Unsec. Nts., 3/1/25	902,000	906,545
4.30% Sr. Unsec. Nts., 3/1/24	1,672,000	1,724,178

		5,704,627

Building Products—0.2%

Owens Corning, 4.20% Sr. Unsec. Nts., 12/15/22	2,820,000	2,862,207

Commercial Services & Supplies—0.3%

Pitney Bowes, Inc., 4.625% Sr. Unsec. Nts., 3/15/24	3,756,000	3,793,353

Electrical Equipment—0.2%

Sensata Technologies BV, 4.875% Sr. Unsec. Nts., 10/15/23[1]	2,370,000	2,272,238

Industrial Conglomerates—0.9%

General Electric Capital Corp., 6.25% Jr. Sub. Perpetual Bonds, Series B3,10	7,193,000	7,813,396

Synchrony Financial:
4.25% Sr. Unsec. Nts., 8/15/24	1,045,000	1,043,416
4.50% Sr. Unsec. Nts., 7/23/25	2,419,000	2,443,635

		11,300,447

Machinery—0.8%

Crane Co., 4.45% Sr. Unsec. Nts., 12/15/23	1,452,000	1,524,410

Ingersoll-Rand Global Holding Co. Ltd., 4.25% Sr. Unsec. Nts., 6/15/23	2,620,000	2,719,408

Joy Global, Inc., 6% Sr. Unsec. Nts., 11/15/16	568,000	585,190

Starwood Hotels & Resorts Worldwide, Inc., 7.375% Sr. Unsec. Nts., 11/15/15	2,529,000	2,546,617

Xylem, Inc., 3.55% Sr. Unsec. Nts., 9/20/16	3,232,000	3,300,237

		10,675,862

Marine—0.1%

AP Moeller-Maersk, 3.875% Unsec. Nts., 9/28/25[1]	1,814,000	1,800,758

Professional Services—0.2%

Experian Finance plc, 2.375% Sr. Unsec. Nts., 6/15/17[1]	2,814,000	2,832,941

Road & Rail—0.7%

Canadian Pacific Railway Co., 4.80% Sr. Unsec. Nts., 9/15/35	636,000	654,481

ERAC USA Finance LLC, 4.50% Sr. Unsec. Nts., 2/15/45[1]	954,000	886,253

Kansas City Southern de Mexico SA de CV, 3% Sr. Unsec. Nts., 5/15/23	2,771,000	2,686,465

Penske Truck Leasing Co. LP/PTL Finance Corp.:
2.50% Sr. Unsec. Nts., 3/15/16[1]	3,307,000	3,327,560
4.25% Sr. Unsec. Nts., 1/17/23[1]	1,665,000	1,701,004

		9,255,763

18      Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Trading Companies & Distributors—0.5%

Air Lease Corp., 3.875% Sr. Unsec. Nts., 4/1/21	$3,197,000	$3,244,955

International Lease Finance Corp., 5.875% Sr. Unsec. Nts., 8/15/22	3,055,000	3,261,213

		6,506,168

Information Technology—3.7%

Communications Equipment—0.1%

Motorola Solutions, Inc., 3.50% Sr. Unsec. Nts., 3/1/23	2,352,000	2,123,731

Electronic Equipment, Instruments, & Components—0.8%

Arrow Electronics, Inc., 5.125% Sr. Unsec. Unsub. Nts., 3/1/21	3,515,000	3,860,985

Avnet, Inc., 4.875% Sr. Unsec. Unsub. Nts., 12/1/22	3,736,000	3,903,040

Flextronics International Ltd., 4.75% Sr. Unsec. Nts., 6/15/25[1]	2,645,000	2,568,877

		10,332,902

Internet Software & Services—0.2%

VeriSign, Inc., 5.25% Sr. Unsec. Nts., 4/1/25	3,415,000	3,397,925

IT Services—0.7%

Fidelity National Information Services, Inc.:
1.45% Sr. Unsec. Nts., 6/5/17	2,582,000	2,561,643
3.50% Sr. Unsec. Nts., 4/15/23	1,620,000	1,542,136

Total System Services, Inc., 2.375% Sr. Unsec. Nts., 6/1/18	2,957,000	2,962,222

Xerox Corp.:
2.95% Sr. Unsec. Nts., 3/15/17	1,134,000	1,153,783
6.75% Sr. Unsec. Nts., 2/1/17	564,000	600,566

		8,820,350

Semiconductors & Semiconductor Equipment—0.3%

Intel Corp., 4.90% Sr. Unsec. Nts., 7/29/45	878,000	911,254

Micron Technology, Inc., 5.50% Sr. Unsec. Nts., 2/1/25	3,595,000	3,298,413

		4,209,667

Software—0.7%

Autodesk, Inc.:
1.95% Sr. Unsec. Nts., 12/15/17	2,624,000	2,641,206
4.375% Sr. Unsec. Nts., 6/15/25	985,000	989,986

Open Text Corp., 5.625% Sr. Unsec. Nts., 1/15/23[1]	3,230,000	3,211,831

Oracle Corp., 3.40% Sr. Unsec. Nts., 7/8/24	2,274,000	2,310,839

		9,153,862

Technology Hardware, Storage & Peripherals—0.9%

Apple, Inc., 4.375% Sr. Unsec. Nts., 5/13/45	1,799,000	1,777,833

Hewlett Packard Enterprise Co.:
2.45% Sr. Unsec. Nts., 10/5/17[1,2]	4,457,000	4,454,504
6.20% Sr. Unsec. Nts., 10/15/35[1,2]	1,378,000	1,377,201
6.35% Sr. Unsec. Nts., 10/15/45[1,2]	1,502,000	1,500,979

Hewlett-Packard Co., 2.65% Sr. Unsec. Unsub. Nts., 6/1/16	2,481,000	2,517,694

		11,628,211

Materials—2.7%

Chemicals—1.2%

Agrium, Inc.:
3.375% Sr. Unsec. Nts., 3/15/25	1,320,000	1,252,714

19      Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Chemicals (Continued)

Agrium, Inc.: (Continued)
4.125% Sr. Unsec. Nts., 3/15/35	$660,000	$584,934

Eastman Chemical Co.:
3.00% Sr. Unsec. Nts., 12/15/15	1,413,000	1,418,745
4.65% Sr. Unsec. Nts., 10/15/44	781,000	716,898

LYB International Finance BV, 5.25% Sr. Unsec. Nts., 7/15/43	932,000	931,466

Methanex Corp., 4.25% Sr. Unsec. Nts., 12/1/24	1,919,000	1,851,862

Rockwood Specialties Group, Inc., 4.625% Sr. Unsec. Nts., 10/15/20	3,190,000	3,302,798

RPM International, Inc., 3.45% Sr. Unsec. Unsub. Nts., 11/15/22	2,766,000	2,697,572

Valspar Corp. (The):
3.30% Sr. Unsec. Nts., 2/1/25	915,000	882,842
3.95% Sr. Unsec. Nts., 1/15/26	1,587,000	1,624,423

		15,264,254

Construction Materials—0.4%

CRH America, Inc., 5.125% Sr. Unsec. Nts., 5/18/45[1]	2,289,000	2,284,305

James Hardie International Finance Ltd., 5.875% Sr. Unsec. Nts., 2/15/23[1]	3,173,000	3,228,528

		5,512,833

Containers & Packaging—0.5%

Ball Corp., 4% Sr. Unsec. Nts., 11/15/23	3,515,000	3,321,675

Packaging Corp. of America:
3.65% Sr. Unsec. Nts., 9/15/24	745,000	740,451
4.50% Sr. Unsec. Nts., 11/1/23	2,749,000	2,876,284

		6,938,410

Metals & Mining—0.5%

Carpenter Technology Corp., 4.45% Sr. Unsec. Unsub. Nts., 3/1/23	951,000	934,543

Freeport-McMoRan, Inc., 3.875% Sr. Unsec. Nts., 3/15/23	1,094,000	819,133

Glencore Finance Canada Ltd., 3.60% Sr. Unsec. Nts., 1/15/17[1]	2,789,000	2,592,989

Glencore Funding LLC, 4.625% Sr. Unsec. Nts., 4/29/24[1]	590,000	454,300

Goldcorp, Inc., 5.45% Sr. Unsec. Nts., 6/9/44	880,000	817,806

Yamana Gold, Inc., 4.95% Sr. Unsec. Nts., 7/15/24	1,594,000	1,427,280

		7,046,051

Paper & Forest Products—0.1%

International Paper Co., 4.80% Sr. Unsec. Nts., 6/15/44	1,246,000	1,155,141

Telecommunication Services—2.7%

Diversified Telecommunication Services—2.7%

AT&T, Inc., 4.35% Sr. Unsec. Nts., 6/15/45	5,025,000	4,312,777

British Telecommunications plc, 9.625% Sr. Unsec. Nts., 12/15/30	2,375,000	3,551,539

CenturyLink, Inc., 6.45% Sr. Unsec. Nts., 6/15/21	3,281,000	3,034,925

Deutsche Telekom International Finance BV, 5.75% Sr. Unsec. Nts., 3/23/16	3,052,000	3,122,037

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.15% Sr. Unsec. Nts., 3/15/42	500,000	471,732

Frontier Communications Corp.:
7.625% Sr. Unsec. Nts., 4/15/24	3,100,000	2,604,000
10.50% Sr. Unsec. Nts., 9/15/22[1]	541,000	527,475

20      Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Diversified Telecommunication Services (Continued)

Orange SA, 2.75% Sr. Unsec. Nts., 9/14/16	$892,000	$906,168

Telecom Italia Capital SA, 7.721% Sr. Unsec. Unsub. Nts., 6/4/38	1,709,000	1,862,810

Telefonica Emisiones SAU:
3.192% Sr. Unsec. Nts., 4/27/18	3,214,000	3,289,063
7.045% Sr. Unsec. Unsub. Nts., 6/20/36	1,265,000	1,488,451

Verizon Communications, Inc.:
3.50% Sr. Unsec. Nts., 11/1/24	1,323,000	1,306,775
4.50% Sr. Unsec. Nts., 9/15/20	6,123,000	6,630,070
4.522% Sr. Unsec. Nts., 9/15/48	1,862,000	1,643,852
5.012% Sr. Unsec. Nts., 8/21/54	735,000	674,995

		35,426,669

Utilities—3.9%

Electric Utilities—2.3%

AEP Texas Central Co., 3.85% Sr. Unsec. Nts., 10/1/25[1]	1,658,000	1,681,089

American Transmission Systems, Inc., 5% Sr. Unsec. Nts., 9/1/44[1]	827,000	851,216

EDP Finance BV, 5.25% Sr. Unsec. Nts., 1/14/21[1]	3,105,000	3,284,568

Enel Finance International NV, 6.25% Sr. Unsec. Nts., 9/15/17[1]	2,998,000	3,250,752

Exelon Corp., 3.95% Sr. Unsec. Nts., 6/15/25	3,284,000	3,322,485

ITC Holdings Corp.:
3.65% Sr. Unsec. Nts., 6/15/24	2,513,000	2,526,256
5.30% Sr. Unsec. Nts., 7/1/43	715,000	762,921

NextEra Energy Capital Holdings, Inc., 1.586% Sr. Unsec. Nts., 6/1/17	3,339,000	3,341,471

Pennsylvania Electric Co., 5.20% Sr. Unsec. Nts., 4/1/20	500,000	545,381

PPL Capital Funding, Inc.:
3.50% Sr. Unsec. Unsub. Nts., 12/1/22	2,250,000	2,280,328
4.20% Sr. Sec. Nts., 6/15/22	987,000	1,039,125

PPL WEM Ltd./Western Power Distribution Ltd., 5.375% Sr. Unsec. Unsub. Nts., 5/1/21[1]	2,845,000	3,169,908

Public Service Co. of New Mexico, 7.95% Sr. Unsec. Nts., 5/15/18	2,770,000	3,151,423

Trans-Allegheny Interstate Line Co., 3.85% Sr. Unsec. Nts., 6/1/25[1]	2,128,000	2,142,732

		31,349,655

Independent Power and Renewable Electricity Producers—0.4%

Dayton Power & Light Co. (The), 1.875% Sec. Nts., 9/15/16	1,842,000	1,843,590

NRG Yield Operating LLC, 5.375% Sr. Unsec. Nts., 8/15/24	3,391,000	2,992,557

		4,836,147

Multi-Utilities—1.2%

CenterPoint Energy, Inc., 5.95% Sr. Unsec. Nts., 2/1/17	2,403,000	2,543,037

CMS Energy Corp.:
3.875% Sr. Unsec. Nts., 3/1/24	1,871,000	1,920,297
5.05% Sr. Unsec. Unsub. Nts., 3/15/22	2,715,000	2,988,107

Consolidated Edison Co. of New York, Inc., 4.625% Sr. Unsec. Nts., 12/1/54	693,000	701,304

Dominion Gas Holdings LLC, 4.60% Sr. Unsec. Nts., 12/15/44	1,304,000	1,244,702

NiSource Finance Corp., 4.80% Sr. Unsec. Nts., 2/15/44	1,377,000	1,430,667

Puget Energy, Inc., 3.65% Sr. Sec. Nts., 5/15/25[1]	1,644,000	1,626,354

21      Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value

Multi-Utilities (Continued)

TECO Finance, Inc., 6.572% Sr. Unsec. Nts., 11/1/17	$2,955,000	$3,250,494

		15,704,962

Total Corporate Bonds and Notes (Cost $681,739,553)		679,532,439

	Shares

Investment Company—13.1%

Oppenheimer Institutional Money Market Fund, Cl. E, 0.18%[11,12] (Cost $174,050,574)	174,050,574	174,050,574

Total Investments, at Value (Cost $1,690,674,351)	127.7%	1,697,774,269

Net Other Assets (Liabilities)	(27.7)	(368,778,349)

Net Assets	100.0%	$1,328,995,920

Footnotes to Statement of Investments

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $328,322,306 or 24.70% of the Fund’s net assets at period end.

2. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 4 of the accompanying Notes.

3. Represents the current interest rate for a variable or increasing rate security.

4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $17,713,598 or 1.33% of the Fund’s net assets at period end.

5. Interest rate is less than 0.0005%.

6. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $171,436 or 0.01% of the Fund’s net assets at period end.

7. The current amortization rate of the security’s cost basis exceeds the future interest payments currently estimated to be received. Both the amortization rate and interest payments are contingent on future mortgage pre-payment speeds and are therefore subject to change.

8. Restricted security. The aggregate value of restricted securities at period end was $12,007,163, which represents 0.90% of the Fund’s net assets. See Note 4 of the accompanying Notes. Information concerning restricted securities is as follows:

Security	Acquisition Dates	Cost	Value	Unrealized Appreciation/ (Depreciation)

Banc of America Funding Trust,
Series 2014-R7, Cl. 3A1,
2.651%, 3/26/36	3/6/15-5/13/15	$5,287,173	$5,295,911	$8,738
Credit Agricole SA, 8.375% Jr.
Sub. Perpetual Bonds	10/27/14-8/28/15	3,194,438	3,208,523	14,085

22      Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

Security	Acquisition Dates	Cost	Value	Unrealized Appreciation/ (Depreciation)

Lloyds Banking Group plc,
6.657% Jr. Sub. Perpetual
Bonds	6/20/14-10/24/14	$3,059,218	$3,047,558	$(11,660)
NC Finance Trust, Series 1999-I,
Cl. D, 8.75%, 1/25/29	8/10/10	1,703,335	455,171	(1,248,164)

		$13,244,164	$12,007,163	$(1,237,001)

9. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and or principal payments. The rate shown is the contractual interest rate. See Note 4 of the accompanying Notes.

10. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

11. Rate shown is the 7-day yield at period end.

12. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares			Shares
	December 31,	Gross	Gross	September 30,
	2014	Additions	Reductions	2015

Oppenheimer Institutional Money Market Fund, Cl. E	177,804,869	416,173,038	419,927,333	174,050,574

	Value	Income

Oppenheimer Institutional Money Market Fund, Cl. E	$174,050,574	$164,632

Futures Contracts as of September 30, 2015

						Unrealized
			Expiration	Number of		Appreciation
Description	Exchange	Buy/Sell	Date	Contracts	Value	(Depreciation)

United States Treasury Long Bonds	CBT	Sell	12/21/15	63	$9,912,656	$142,034
United States Treasury Nts., 2 yr.	CBT	Buy	12/31/15	96	21,027,000	24,498
United States Treasury Nts., 5 yr.	CBT	Buy	12/31/15	65	7,833,516	53,242
United States Treasury Nts., 10 yr.	CBT	Sell	12/21/15	573	73,764,797	(316,425)
United States Ultra Bonds	CBT	Buy	12/21/15	441	70,739,156	(93,695)

						$(190,346)

Glossary:

Exchange Abbreviations

CBT                 Chicago Board of Trade

23      Oppenheimer Core Bond Fund

NOTES TO STATEMENT OF INVESTMENTS September 30, 2015 Unaudited

1. Organization

Oppenheimer Core Bond Fund (the “Fund”), a separate fund of Oppenheimer Integrity Funds, is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek total return. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Reporting Period End Date. The last day of the Fund’s reporting period is the last day the New York Stock Exchange was open for trading during the period. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

    The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

    The following methodologies are used to determine the market value or the fair value of the types of securities described below:

    Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the mean between the bid and asked price on the principal exchange or, if not available from the principal exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the principal exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer. A security of a foreign issuer traded on a foreign exchange, but not listed on a

24      Oppenheimer Core Bond Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

    Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

    Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

    Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

    Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors

Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued

25      Oppenheimer Core Bond Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

    To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

26      Oppenheimer Core Bond Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

The table below categorizes amounts at period end based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Asset-Backed Securities	$—	$220,035,152	$—	$220,035,152
Mortgage-Backed Obligations	—	609,737,124	510,632	610,247,756
U.S. Government Obligations	—	13,908,348	—	13,908,348
Corporate Bonds and Notes	—	679,532,439	—	679,532,439
Investment Company	174,050,574	—	—	174,050,574

Total Investments, at Value	174,050,574	1,523,213,063	510,632	1,697,774,269
Other Financial Instruments:
Futures contracts	219,774	—	—	219,774

Total Assets	$174,270,348	$1,523,213,063	$510,632	$1,697,994,043

Liabilities Table
Other Financial Instruments:
Futures contracts	$(410,120)	$—	$—	$(410,120)

Total Liabilities	$(410,120)	$—	$—	$(410,120)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

    Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in a money market Affiliated Fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund

27      Oppenheimer Core Bond Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

(“IMMF”) to seek current income while preserving liquidity or for defensive purposes. IMMF is regulated as a money market fund under the Investment Company Act of 1940, as amended.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or
Delayed Delivery
Basis Transactions

Purchased securities	$498,307,148
Sold securities	132,451,244

The Fund may enter into “forward roll” transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

    Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund’s market value of investments relative to its net assets which can incrementally increase the volatility of the Fund’s performance. Forward roll transactions can be replicated over multiple settlement periods.

28      Oppenheimer Core Bond Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

    Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.

    At period end, the counterparty pledged $858,000 of collateral to the Fund for forward roll transactions.

Restricted Securities. At period end, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest at period end is as follows:

Cost	$1,703,335
Market Value	$455,171
Market Value as % of Net Assets	0.03%

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an

29      Oppenheimer Core Bond Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Market Risk Factors (Continued)

increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Use of Derivative Instruments

The Fund’s investment objective not only permits the Fund to purchase investment securities, it also allows the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, variance swaps and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. These instruments may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors. Such contracts may be entered into through a bilateral over-the-counter (“OTC”) transaction, or through a securities or futures exchange and cleared through a clearinghouse.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost due to unanticipated changes in the market risk factors and the overall market. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

The Fund’s actual exposures to these market risk factors and associated risks during the period are discussed in further detail, by derivative type, below.

30      Oppenheimer Core Bond Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

6. Use of Derivative Instruments (Continued)

Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a commodity, financial instrument or currency at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts. Futures contracts and options thereon are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value in an account registered in the futures commission merchant’s name. Subsequent payments (variation margin) are paid to or from the futures commission merchant each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains and losses. Should the Fund fail to make requested variation margin payments, the futures commission merchant can gain access to the initial margin to satisfy the Fund’s payment obligations.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held by a futures commission merchant to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by a futures commission merchant to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

During the reporting period, the Fund had an ending monthly average market value of $83,730,880 and $148,788,845 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Counterparty Credit Risk. Derivative positions are subject to the risk that the counterparty will not fulfill its obligation to the Fund. The Fund intends to enter into derivative transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities in the annual and semiannual reports. Bankruptcy or insolvency laws of a particular jurisdiction

31      Oppenheimer Core Bond Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

6. Use of Derivative Instruments (Continued)

may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

The Fund’s risk of loss from counterparty credit risk on exchange-traded derivatives cleared through a clearinghouse and for centrally cleared swaps is generally considered lower than as compared to OTC derivatives. However, counterparty credit risk exists with respect to initial and variation margin deposited/paid by the Fund that is held in futures commission merchant, broker and/or clearinghouse accounts for such exchange-traded derivatives and for centrally cleared swaps.

With respect to centrally cleared swaps, such transactions will be submitted for clearing, and if cleared, will be held in accounts at futures commission merchants or brokers that are members of clearinghouses. While brokers, futures commission merchants and clearinghouses are required to segregate customer margin from their own assets, in the event that a broker, futures commission merchant or clearinghouse becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker, futures commission merchant or clearinghouse for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s, futures commission merchant’s or clearinghouse’s customers, potentially resulting in losses to the Fund.

There is the risk that a broker, futures commission merchant or clearinghouse will decline to clear a transaction on the Fund’s behalf, and the Fund may be required to pay a termination fee to the executing broker with whom the Fund initially enters into the transaction. Clearinghouses may also be permitted to terminate centrally cleared swaps at any time. The Fund is also subject to the risk that the broker or futures commission merchant will improperly use the Fund’s assets deposited/paid as initial or variation margin to satisfy payment obligations of another customer. In the event of a default by another customer of the broker or futures commission merchant, the Fund might not receive its variation margin payments from the clearinghouse, due to the manner in which variation margin payments are aggregated for all customers of the broker/futures commission merchant.

Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker, futures commission merchant or clearinghouse for exchange-traded and cleared derivatives, including centrally cleared swaps. Brokers, futures commission merchants and clearinghouses can ask for margin in excess of the regulatory minimum, or increase the margin amount, in certain circumstances.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Statement of Assets and Liabilities in the annual and semiannual reports as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in the Statement of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold (e.g. $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance.

32      Oppenheimer Core Bond Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

7. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$1,690,788,622
Federal tax cost of other investments	16,112,565
Total federal tax cost	$1,706,901,187

Gross unrealized appreciation	$25,350,359
Gross unrealized depreciation	(18,555,058)

Net unrealized appreciation	$6,795,301

33      Oppenheimer Core Bond Fund

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 9/30/2015, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Integrity Funds

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	11/17/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	11/17/2015

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	11/17/2015